SHARE-BASED PAYMENTS - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Year	Dec. 31, 2018 CAD ($) Year
Disclosure Of Share Based Payments [Line Items]
Dividend yield
Bottom of range [Member]
Disclosure Of Share Based Payments [Line Items]
Risk free rate	1.39%	2.06%
Expected volatility	40.79%	40.59%
Expected life of options in years | Year	2.46	3.10
Weighted average fair value of options granted | $	$ 4.37	$ 4.24
Top of range [Member]
Disclosure Of Share Based Payments [Line Items]
Risk free rate	1.67%	2.09%
Expected volatility	44.75%	44.51%
Expected life of options in years | Year	6.00	6.00
Weighted average fair value of options granted | $	$ 8.95	$ 6.16